Note 4 - Advances for Vessels under Construction (Details)		1 Months Ended
	Nov. 29, 2013 USD ($) T	Apr. 30, 2014 USD ($) T	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Advances for Vessel Acquisition, Net of Capitalized Costs			$ 32,004,819
Accumulated Capitalized Interest Costs			697,048
Advance for Vessel Acquisition			$ 32,701,867	$ 15,687,490
Ultramax Drybulk Carrieres [Member]
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Number of New Building Vessels	2
Vessel Carrying Capacity (in US Tons) | T	63,500
Long-term Purchase Commitment, Amount	$ 54,400,000
Kamsarmax Drybulk Carriers [Member]
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Number of New Building Vessels		2
Vessel Carrying Capacity (in US Tons) | T		82,000
Long-term Purchase Commitment, Amount		$ 59,200,000